UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 53.8%
FHLMC - 12.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	7/1/20	$3	$3
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.500%	1/1/21	12,613	12,715
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	4/17/33	6,000,000	5,876,016	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	313,560	341,564
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-12/1/47	40,066,940	41,362,541
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	11,571	12,740
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-12/1/47	33,972,017	34,127,624
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	3/1/46-9/1/46	4,992,984	5,231,924
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/48	13,300,000	12,968,539	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/48	3,400,000	3,490,445	(a)

Total FHLMC				103,424,111

FNMA - 31.6%
Federal National Mortgage Association (FNMA)	5.000%	12/1/18-10/1/46	17,338,466	18,764,326
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	66,128	72,755
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	190	191
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	8,166,223	7,917,109
Federal National Mortgage Association (FNMA)	2.790%	7/1/27	6,108,547	5,941,514
Federal National Mortgage Association (FNMA)	2.900%	7/1/27	4,600,000	4,489,479
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,986,155	12,106,855
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	221,450	239,944
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	75,065,036	77,765,379
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	101,975,770	102,643,715
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-5/1/47	17,470,427	18,470,673
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	14,346,770	14,130,203
Federal National Mortgage Association (FNMA)	4.500%	4/12/48	9,000,000	9,425,214	(a)

Total FNMA				271,967,357

GNMA - 10.2%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	38,028	42,609
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	108,176	113,582
Government National Mortgage Association (GNMA)	6.000%	11/15/32	541,678	607,554
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,266,997	1,346,674
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-10/20/47	14,513,722	14,688,362

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	9/20/47	$15,741,597	$16,200,658
Government National Mortgage Association (GNMA) II	3.500%	4/19/48	7,100,000	7,169,474	(a)
Government National Mortgage Association (GNMA) II	4.500%	4/19/48	42,100,000	43,773,309	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.100%)	2.861%	8/20/58	87,517	89,181	(b)
Government National Mortgage Association (GNMA) II (1 mo. LIBOR + 1.813%)	3.380%	6/20/60	3,337,352	3,529,066	(b)

Total GNMA				87,560,469

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $472,039,299)				462,951,937

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 7.3%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	4.704%	11/25/32	1,820,999	1,755,033	(b)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,915,350	2,864,112	(c)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	528,468	550,823
Avis Budget Rental Car Funding AESOP LLC, 2017-2A C	4.170%	3/20/24	2,890,000	2,857,751	(c)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	1,897,485	1,960,822	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	6,707	6,711	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.891%	7/25/36	355,630	334,860	(b)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	1.700%	7/15/36	54,843	51,271	(b)
CreditShop Credit Card Co., LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	9.244%	10/15/22	3,615,270	3,632,894	(b)(c)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.461%	10/27/31	1,476,394	1,511,174	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	2.071%	12/25/42	120,655	120,791	(b)(c)
GSAA Home Equity Trust, 2007-4 A2 (1 mo. USD LIBOR + 0.200%)	1.761%	3/25/37	2,018,892	1,059,313	(b)
Hertz Vehicle Financing LLC, 2015-3A D	5.330%	9/25/21	2,000,000	2,001,462	(c)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	8,030,000	7,936,483	(c)
Lehman ABS Manufactured Housing Contract, 2001-B A6	6.467%	4/15/40	197,413	201,451	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.446%	9/25/31	255,252	258,185	(b)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4 (1 mo. USD LIBOR + 0.290%)	2.141%	12/25/35	1,363,057	1,352,949	(b)
Morgan Stanley ABS Capital I, 2002-HE3 M1 (1 mo. USD LIBOR + 1.650%)	3.271%	3/25/33	1,617,282	1,614,086	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.096%	11/25/33	5,800	5,844	(b)
RAAC Series, 2006-RP2 A (1 mo. USD LIBOR + 0.250%)	1.811%	2/25/37	7,607	7,613	(b)(c)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.161%	5/25/36	573,343	564,866	(b)(c)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,583,047	1,473,694

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Asset Securities Corp., 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	2.061%	1/25/36	$1,404,981	$1,410,496	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	1.901%	3/25/36	117,597	113,317	(b)
SACO I Trust, 2006-6 A (1 mo. USD LIBOR + 0.260%)	1.821%	6/25/36	208,053	205,629	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	3,240,000	3,128,771	(b)
SLM Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.415%	6/15/39	3,302,482	3,249,873	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	12,066,485	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	4,017,481	(c)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	2,181,893	(c)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	1,820,301	(c)
Structured Asset Securities Corp., 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.841%	2/25/36	1,399,043	82,024	(b)(c)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	965,714	(c)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.051%	3/25/37	47,295	47,326	(b)(c)
Upgrade Pass-Through Trust	13.318%	12/27/27	1,879,418	1,879,418	(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $63,076,839)				63,290,916

			FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 31.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.092%	2/25/36	366,396	292,145	(b)
American Home Mortgage Assets, 2006-3 3A12 (1 mo. USD LIBOR + 0.190%)	1.751%	10/25/46	848,525	798,876	(b)
Banc of America Commercial Mortgage Inc., 2014-FL1 D (1 mo. USD LIBOR + 4.000%)	4.574%	12/15/31	6,960,000	6,865,698	(b)(c)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.676%	4/10/49	542,170	360,547	(b)
Banc of America Funding Corp., 2015-R2 04A2 (1 mo. USD LIBOR + 0.165%)	2.015%	9/29/36	5,553,646	3,893,178	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-FL1 C (1 mo. USD LIBOR + 3.100%)	4.688%	12/15/31	7,450,000	7,522,992	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.814%	8/10/45	4,594,622	3,466,504	(b)(c)
BCAP LLC Trust, 2015-RR2 25A1	0.777%	10/28/36	1,187,045	1,163,620	(b)(c)
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	6.750%	10/15/32	2,800,000	2,819,228	(b)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	354,000	176,780
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	489,513	290,438	(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A1 (1 mo. USD LIBOR + 0.460%)	2.104%	10/25/35	2,038,951	1,986,357	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,442,205	(c)
Commercial Mortgage Trust, 2013-CR12 E	5.079%	10/10/46	380,000	277,951	(b)(c)
Commercial Mortgage Trust, 2014-LC17 D	3.687%	10/10/47	3,100,000	2,308,474	(c)
Commercial Mortgage Trust, 2015-CR25 E	4.546%	8/10/48	3,000,000	2,000,970	(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.546%	8/10/48	1,400,000	687,847	(b)(c)
Commercial Mortgage Trust, 2015-PC1 D	4.441%	7/10/50	2,785,000	2,321,504	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.201%	5/25/34	$1,128,134	$1,130,305	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.300%)	2.161%	1/25/36	274,552	263,233	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B (1 mo. USD LIBOR + 0.200%)	2.022%	7/20/46	168,370	124,752	(b)
Countrywide Home Loans, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	2.021%	11/25/34	149,326	131,532	(b)(c)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.041%	7/25/36	271,459	252,822	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	257,709	277,657
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,899,658	3,214,293
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,166,152	2,106,251	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	3.113%	8/27/36	1,539,466	1,568,991	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2 (12 mo. Monthly Treasury Average Index + 0.840%)	1.972%	10/27/46	4,111,000	3,876,846	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	3,959,397	3,968,230	(c)
Credit Suisse Mortgage Trust, 2016-MFF D (1 mo. USD LIBOR + 4.600%)	6.188%	11/15/33	5,000,000	5,050,068	(b)(c)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.870%	7/15/32	3,000,000	2,995,986	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	1,928,124	1,901,213	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B1	3.088%	7/25/57	4,076,582	2,910,459	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B2	3.088%	7/25/57	4,676,961	2,495,430	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B3	3.088%	7/25/57	3,976,476	1,759,988	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B4	3.088%	7/25/57	4,554,153	852,287	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL3 B3	4.979%	8/1/57	3,746,443	4,009,267	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,014,872	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	378,804	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,629,171	(c)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.152%	2/25/48	359,253,248	2,397,656	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 B4	3.652%	2/25/48	2,665,529	1,946,995	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 B5	3.652%	2/25/48	2,292,066	1,125,262	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	127,235
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.563%	5/15/29	82,561	8,170	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	4.553%	1/15/37	76,875	8,924	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS REMIC IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	5.413%	12/15/37	808,121	138,969	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	1,662	4
Federal Home Loan Mortgage Corp. (FHLMC), 3684 JI, IO	1.515%	11/15/36	8,386,145	496,551	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.363%	10/15/41	1,093,552	159,576	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.063%	8/15/40	1,273,356	150,553	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	4.313%	12/15/41	2,970,884	368,046	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	$756,251	$66,202
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	5,624,184	4,725,933
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	2,861,267	231,304
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	6,103,256	848,458
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	3,931,664	454,960
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	5,360,485	737,367
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	7,172,701	579,041
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.663%	9/15/42	1,982,264	264,529	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	10,448,697	9,687,846
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.734%	12/15/37	9,669,340	522,015	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,085,157	1,193,086
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,635,997	391,158	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.910%	9/25/55	10,942,495	1,238,745	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	86,982,697	315,921	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,460,440	737,691	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.990%	8/25/56	18,097,096	1,996,037	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	500,462,971	1,894,252	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	8,729,885	7,086,309
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.714%	2/15/38	1,012,920	66,863	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.821%	9/25/24	1,738,263	1,794,882	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.078%	3/25/25	6,018,497	8,247,937	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.828%	10/25/28	2,405,658	3,328,450	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	11.329%	7/25/29	2,549,493	2,660,269	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	16,200,000	1,274,010	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.851%	1/25/42	21,598,714	909,893	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	$140,913	$34,198
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	736,925	779,465
Federal National Mortgage Association (FNMA), 2009-059 LB	5.059%	8/25/39	792,993	839,795	(b)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	2,460,208	2,602,314
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	760,250	135,752
Federal National Mortgage Association (FNMA), 2010-084 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.939%	8/25/40	2,246,647	339,133	(b)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	28,420	28,788
Federal National Mortgage Association (FNMA), 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.909%	1/25/41	1,450,524	223,448	(b)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	15,960	16,160
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	406,444	445,372
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	812,669	53,242
Federal National Mortgage Association (FNMA), 2011-144 PT	11.937%	1/25/38	694,591	832,040	(b)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.929%	12/25/40	6,809,813	816,403	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	723,861	778,988
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	528,734	613,017
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.979%	7/25/42	4,058,600	715,276	(b)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	2,810,086	407,320
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	3,470,348	354,837
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	8,247,871	784,953
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	464,413	526,270
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	3,869,373	4,197,957
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.616%	8/25/44	2,987,939	156,843	(b)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.520%	8/25/44	5,129,784	269,565	(b)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	1.560%	8/25/44	4,777,675	223,874	(b)
Federal National Mortgage Association (FNMA), 2018-M1 A2	2.986%	12/25/27	1,200,000	1,173,464	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.328%	11/25/24	2,433,405	2,737,279	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.579%	1/25/29	6,647,521	9,069,744	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.579%	4/25/29	6,490,000	8,301,621	(b)(c)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,808,733	338,600
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	123,025	30,687
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	151,486	33,001
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	107,139	22,844
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	87,656	20,001
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	72,830	16,665
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	706,165	133,481
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,155,162	(b)
Government National Mortgage Association (GNMA), 2002-057 FK (1 mo. USD LIBOR + 0.500%)	2.060%	8/16/32	462,256	465,389	(b)
Government National Mortgage Association (GNMA), 2003-094 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.972%	7/16/33	199,549	29,257	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2004-059 FP (1 mo. USD LIBOR + 0.300%)	1.860%	8/16/34	$903,205	$904,629	(b)
Government National Mortgage Association (GNMA), 2004-081 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.612%	10/16/34	1,018,953	133,012	(b)
Government National Mortgage Association (GNMA), 2007-017 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.656%	4/20/37	5,966,422	768,837	(b)
Government National Mortgage Association (GNMA), 2007-045 QB, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.006%	7/20/37	980,823	85,993	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	2.744%	11/20/59	1,252,951	1,265,868	(b)
Government National Mortgage Association (GNMA), 2010-004 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.512%	11/16/34	2,423,684	265,180	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.906%	3/20/39	38,674	1,915	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.886%	4/20/40	14,617	2,084	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	1,925,346	2,008,863
Government National Mortgage Association (GNMA), 2010-059 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.412%	5/16/40	748,640	89,070	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.056%	1/20/40	32,950	3,323	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	5,481,304	346,487
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.244%	2/20/60	4,097,488	4,121,067	(b)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	4.492%	3/16/39	169,483	5,328	(b)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	310,420	23,364
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,360,074	2,520,854
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.480%	9/16/46	9,515,069	141,711	(b)
Government National Mortgage Association (GNMA), 2012-013 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.056%	2/20/41	2,130,611	275,646	(b)
Government National Mortgage Association (GNMA), 2012-070 IO, IO	0.497%	8/16/52	21,527,498	432,171	(b)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	8,032,000	891,971
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.913%	9/16/51	11,352,673	552,976	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	4,965,510	245,412	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.147%	2/16/46	18,226,826	952,013	(b)
Government National Mortgage Association (GNMA), 2014-002 CI, IO	4.500%	1/20/44	2,464,240	594,520
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.801%	6/16/55	8,112,759	324,916	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.868%	9/16/55	3,062,426	161,313	(b)
Government National Mortgage Association (GNMA), 2014-091 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.012%	6/16/44	2,938,186	368,594	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	6,328,293	1,306,404
Government National Mortgage Association (GNMA), 2016-051 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.456%	4/20/46	5,093,414	810,442	(b)
Government National Mortgage Association (GNMA), 2016-087, IO, IO	1.007%	8/16/58	17,688,726	1,250,841	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2017-100 IO, IO	0.810%	5/16/59	$16,857,423	$1,104,060	(b)
Government National Mortgage Association (GNMA), 2017-161 AS, IO	0.679%	3/20/41	28,537,187	928,029	(b)
Government National Mortgage Association (GNMA), 2017-190 IO,IO	0.691%	3/16/60	7,412,165	467,574	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (- 1.000 x 1 mo. USD LIBOR + 3.500%)	1.678%	1/20/48	36,364,243	1,805,703	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	257,028	242,535
GS Mortgage Securities Trust, 2013-GC14 F	4.936%	8/10/46	540,000	410,990	(b)(c)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,899,132
GS Mortgage Securities Trust, 2015-GS1 E	4.422%	11/10/48	1,400,000	939,662	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.422%	11/10/48	700,000	412,567	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1 (1 mo. USD LIBOR + 0.350%)	1.911%	1/25/36	2,207,506	1,919,748	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.021%	4/25/36	2,064,271	1,717,295	(b)(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A (1 mo. USD LIBOR + 0.200%)	1.758%	9/19/46	388,442	348,966	(b)
Homebanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	2.361%	12/25/34	1,891,181	1,889,449	(b)
IMPAC CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	2.321%	3/25/35	361,067	340,650	(b)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.061%	5/25/37	603,019	593,215	(b)(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1 (6 mo. USD LIBOR + 1.900%)	3.375%	3/25/35	138,046	140,568	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 D	4.721%	8/15/46	3,000,000	2,709,660	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	4,550,000	3,343,958
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,299,771	1,077,630	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.797%	2/12/49	3,820,686	2,768,087	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	256,137	251,566	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	6,290,000	1,513,334	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 D	4.724%	7/15/47	3,600,000	3,038,682	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	5.838%	11/15/31	1,830,000	1,747,935	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.771%	4/25/46	793,113	687,372	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	1.761%	5/25/47	189,499	157,121	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,803,995	1,380,532	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	653,182	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	3,000,000	2,138,700	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.679%	10/15/48	1,350,000	773,770	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.363%	12/12/49	671,007	606,948	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.070%)	1.631%	6/25/36	40,955	17,470	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	1.812%	7/26/45	1,057,916	1,046,430	(b)(c)
Multifamily Trust, 2016-1 B	10.578%	4/25/46	3,259,273	3,489,824	(b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,651,813	1,671,038	(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	1.811%	9/25/46	232,101	207,630	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	$1,872,420	$1,368,531	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1 (12 mo. USD LIBOR + 1.870%)	3.435%	5/25/35	11,225	11,271	(b)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.596%	11/15/27	2,324,000	2,298,922	(b)(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	1.741%	7/25/46	194,747	176,327	(b)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.911%	3/25/35	200,158	179,421	(b)(c)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	1.911%	6/25/35	291,566	264,435	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	7.900%	11/11/34	7,000,000	7,001,344	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR +9.800%)	11.350%	11/11/34	7,000,000	7,001,190	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.894%	5/10/63	1,330,000	886,297	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.894%	5/10/63	2,340,000	1,085,655	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.011%	2/15/51	4,730,000	4,713,149	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.062%	6/25/33	68,411	69,273	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1 (1 mo. USD LIBOR + 0.270%)	1.831%	12/25/45	482,794	482,871	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	1.851%	12/25/45	49,157	48,237	(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	308,170	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.764%	11/15/48	3,000,000	1,927,377	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $273,794,100)				273,589,361

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE TRADED PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $98.00	6/18/18	3,211	8,027,500	80,275
Eurodollar Futures, Call @ $98.25	6/18/18	3,211	8,027,500	20,069

TOTAL PURCHASED OPTIONS (Cost - $352,710)				100,344

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $809,262,948)				799,932,558

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 16.4%
Certificates of Deposit - 8.7%
Bank of Montreal	1.950%	4/20/18	$15,000,000	$15,001,311
Landesbank Hessen Thuringen	1.880%	4/13/18	15,000,000	15,000,459
Mizuho Bank Ltd.	1.740%	4/9/18	15,000,000	14,999,854
Norinchukin Bank	1.720%	4/9/18	15,000,000	14,999,762
Sumitomo Mitsui Trust Bank Ltd.	1.870%	4/19/18	15,000,000	15,000,526

Total Certificates of Deposit (Cost - $75,000,000)				75,001,912

Commercial Paper - 1.7%
Mitsubishi UFJ Trust & Banking NY (Cost - $14,999,810)	0.065%	4/9/18	15,000,000	14,999,981	(f)

U.S. Treasury Bills - 5.5%
U.S. Treasury Bills (Cost - $46,924,963)	1.518%	5/10/18	47,000,000	46,919,503	(f)

Money Market Funds - 0.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $3,836,936)	1.590%		3,836,936	3,836,936	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $140,761,709)				140,758,332

TOTAL INVESTMENTS - 109.3% (Cost - $950,024,657)				940,690,890
Liabilities in Excess of Other Assets - (9.3)%				(79,784,844)

TOTAL NET ASSETS - 100.0%				$860,906,046

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2018, the Fund held TBA securities with a total cost of $82,357,668.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

(g)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $3,836,936 and the cost was $3,836,936 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Abbreviations used in this schedule:

IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritizations of Real Estate Mortgage Investment Conduits
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar Futures, Call (Premiums received - $189,115)	6/18/18	$98.13	6,422	$16,055,000	$80,275

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	151	6/18	17,230,880	$17,283,602	$52,722
U.S. Treasury 10-Year Notes	754	6/18	90,426,866	91,340,031	913,165
U.S. Treasury Long-Term Bonds	87	6/18	12,447,593	12,756,375	308,782

					1,274,669

Contracts to Sell:
U.S. Treasury 2-Year Notes	9	6/18	1,913,545	1,913,484	61

Net unrealized appreciation on open futures contracts					$1,274,730

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	7,282	USD	8,981	Barclays Bank PLC	4/19/18	$(11)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital PLC	26,600,000		4/9/18	0.135%**	FNCL**	—	$187,053	(b)(c)
Credit Suisse	4,633,202	EUR	4/20/20	3-month EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015- 1HWA A, 2.750%(a), due 4/20/20, quarterly	—	5,045	(b)(c)

Total						—	$192,098

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(a)	Variable rate security Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Swap contract is valued using significant unobservable inputs. (See Note 1).

Abbreviations used in this table:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$462,951,937	—	$462,951,937
Asset-Backed Securities	—	61,411,498	$1,879,418	63,290,916
Collateralized Mortgage Obligations	—	273,589,361	—	273,589,361
Purchased Options	$100,344	—	—	100,344

Total Long-Term Investments	100,344	797,952,796	1,879,418	799,932,558

Short-Term Investments†	—	140,758,332	—	140,758,332

Total Investments	100,344	938,711,128	1,879,418	940,690,890

Other Financial Instruments:
Futures Contracts	1,274,730	—	—	1,274,730
OTC Total Return Swaps	—	—	192,098	192,098

Total Other Financial Instruments	1,274,730	—	192,098	1,466,828

Total	$1,375,074	$938,711,128	$2,071,516	$942,157,718

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$80,275	—	—	$80,275
Forward Foreign Currency Contracts	—	$11	—	11

Total	$80,275	$11	—	$80,286

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$7,700,000	$107,536,936	107,536,936	$111,400,000	111,400,000	—	$41,418	—	$3,836,936

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018